Contract Liabilities	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

7. CONTRACT LIABILITIES

The movement of contract liabilities consists of the following:

	As of March 31,
	2026	2025
	US$	US$
Balance at beginning of the year	3,463,453	4,496,155
Additions	4,310,959	5,068,006
Refunded to customers during the year	(30,131)	—
Recognized as revenues during the year	(4,671,953)	(6,125,511)
Exchange realignment	(24,744)	24,803
Balance at end of year	3,047,584	3,463,453

During the years ended March 31, 2026, 2025 and 2024, revenues of US$2,618,481, US$3,631,069 and US$3,666,035, respectively, were recognized that were included in the contract liability balance at the beginning of each year.

Included in contract liabilities as of March 31, 2026 was an initial franchise fee of US$191,327 (HK$1,500,000) received from a franchisee, in respect of which no revenue had been recognized as the related performance obligations had not been satisfied. On June 5, 2026, the Company and the franchisee agreed to terminate the franchise agreement by mutual agreement, and the Company agreed to refund the initial franchise fee to the franchisee in full, without deduction or set-off. As the termination occurred after the balance sheet date, the amount continued to be presented within contract liabilities as of March 31, 2026 and no adjustment has been made to these consolidated financial statements.